Stock Options - Schedule of Changes in Stock Options (Details)	3 Months Ended		12 Months Ended
	Jan. 31, 2025 $ / shares	Jan. 31, 2025 $ / shares $ / shares	Oct. 31, 2024 $ / shares	Oct. 31, 2024 $ / shares	Jan. 31, 2025 $ / shares
Schedule of Changes in Stock Options [Abstract]
Number of options Outstanding, Beginning balance	5,521	5,521	5,588	5,588
Weighted average exercise price Outstanding, Beginning balance | (per share)	$ 432.38	$ 601.71	$ 434.82	$ 603.12
Number of options, Expired			(67)	(67)
Weighted average exercise price, Expired | (per share)			$ 533.14	$ 720
Number of options Outstanding, Ending balance	5,521	5,521	5,521	5,521
Weighted average exercise price Outstanding, Ending balance | (per share)	$ 415.44	$ 601.72	$ 432.38	$ 601.71
Number of options Outstanding, Exercisable	5,500	5,500			5,500
Weighted average exercise price Outstanding, Exercisable | (per share)	$ 416.93	$ 416.93			$ 603.89